Prospectus

11/30/05

Putnam RetirementReady[R] Funds

Putnam RetirementReady 2050 Fund
Putnam RetirementReady 2045 Fund
Putnam RetirementReady 2040 Fund
Putnam RetirementReady 2035 Fund
Putnam RetirementReady 2030 Fund
Putnam RetirementReady 2025 Fund
Putnam RetirementReady 2020 Fund
Putnam RetirementReady 2015 Fund
Putnam RetirementReady 2010 Fund
Putnam RetirementReady Maturity Fund

Class A shares -- for eligible retirement plans

This prospectus explains what you should know about these mutual funds before you invest. Please read it carefully. This prospectus only offers class A shares of the fund without a sales charge to eligible retirement plans.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages these funds.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.


    CONTENTS

 2  Fund summaries

 2  Goals

 2  Main investment strategies

 3  Main risks

 5  Performance information

 5  Fees and expenses

 6 What are the goals, main investment strategies and related risks of the underlying Putnam funds?

20  Who manages the funds?

23  How do the funds price their shares?

23  How do I buy fund shares?

26  How do I sell fund shares?

27  How do I exchange fund shares?

27  Policy on excessive short-term trading

30  Fund distributions and taxes

31  Financial highlights

[SCALE LOGO OMITTED]


Fund summaries

GOALS

Each of the 2050 Fund, 2045 Fund, 2040 Fund, 2035 Fund, 2030 Fund, 2025 Fund, 2020 Fund, 2015 Fund and 2010 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date. The Maturity Fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital.

MAIN INVESTMENT STRATEGIES -- ASSET ALLOCATION

Each fund employs an asset allocation strategy designed for investors planning to retire (or otherwise begin using the invested funds) in or about the calendar year designated in the fund's name. The Maturity Fund is designed for investors who are already in retirement or who plan to retire (or otherwise begin using the invested funds) in the near future.

Amounts invested in each fund are allocated among other Putnam funds based on the fund's target date. The target percentages for each fund other than the Maturity Fund gradually change over time based on the number of years that remain until the target date of the fund so that a fund's asset allocation will become more conservative as the fund approaches its target date. The Maturity Fund, which has an asset allocation weighted toward fixed income and money market funds, generally maintains a fixed allocation over time. The target percentages, as of November 30, 2005, for the underlying Putnam funds in which the funds invest are shown in the table below. The table also shows the asset class generally represented by each underlying fund.


----------------------------------------------------------------------------------------------------
Target Allocations as of November 30, 2005
----------------------------------------------------------------------------------------------------
Underlying
Putnam           Asset      2050   2045   2040   2035   2030   2025   2020   2015   2010   Maturity
fund             class      Fund   Fund   Fund   Fund   Fund   Fund   Fund   Fund   Fund     Fund
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Putnam           Large cap
Voyager          growth
Fund                         25%    25%    25%   24%     23%    22%    21%    18%    13%     10%

The Putnam       Large cap
Fund for         value
Growth and
Income                       25%    25%    25%   24%     23%    22%    21%    18%    13%     10%

Putnam           Small/mid
Capital          cap blend
Opportunities
Fund                         15%    15%    15%   14%     13%    12%    11%    10%     7%      5%

Putnam           International
International    blend
Equity Fund                  30%    30%    29%   27%     25%    23%    17%    11%     4%      0%

Putnam           Income
Income Fund                   4%     4%     5%    8%     12%    15%    21%    29%    39%     45%

Putnam           Capital
Money            preservation
Market
Fund                          1%     1%     1%    3%      4%     6%     9%    14%    24%     30%
----------------------------------------------------------------------------------------------------


The asset allocation of each fund is designed to provide an investment that Putnam Management believes is neither overly aggressive nor overly conservative for a typical investor planning to retire (or otherwise begin using the invested funds) in the target year. With the exception of the Maturity Fund, as each fund approaches its target date, its asset allocation will shift so that the fund's target percentages approach those of the Maturity Fund. When the fund's target percentages correspond to those of the Maturity Fund, the fund will become part of the Maturity Fund.

Putnam Management will periodically rebalance each fund's investments towards its target percentages as then in effect.

In deciding which fund is right for you, you may wish to consider a number of factors in addition to a fund's target date, including your age, how your fund investment will fit into your overall investment allocation, and whether you are looking for a more aggressive or more conservative allocation.

MAIN RISKS

Investments in a fund are generally subject to the risks of investments in the underlying Putnam funds in which a fund invests. The value of your investment in a fund will be affected by both the fund's asset allocation among the underlying Putnam funds and the performance of such underlying Putnam funds.

The main risks that could adversely affect the value of a fund's shares and the total return on your investment include:

* The risk that our allocation of investments among the underlying Putnam funds may adversely affect the fund's performance. Although Putnam Management has discretion to change a fund's target percentages as well as the underlying funds in which a fund invests at any time without notice to shareholders, it does not expect to make such changes frequently.

* The risk that the stock price of one or more of the companies in an underlying Putnam fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments. This risk is also generally greater for funds, such as the 2050 Fund, the 2045 Fund and the 2040 Fund, that currently have an asset allocation that emphasizes equity funds.

* The risk that movements in financial markets will adversely affect the price of an underlying Putnam fund's investments, regardless of how well the companies in which we invest perform. This risk is also generally greater for funds, such as the 2050 Fund, the 2045 Fund and the 2040 Fund, that currently have an asset allocation that emphasizes equity funds.

* The risk that the prices of an underlying Putnam fund's fixed-income investments will fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities and for mortgage-backed investments. This risk is also generally greater for funds, such as the Maturity Fund, the 2010 Fund and the 2015 Fund, that currently have an asset allocation that emphasizes fixed-income funds.

* The risk that the issuers of an underlying Putnam fund's fixed-income investments will not make timely payments of interest and principal. This credit risk is generally higher for debt that is below investment grade in quality. This risk is also generally greater for funds, such as the Maturity Fund, the 2010 Fund and the 2015 Fund, that currently have an asset allocation that emphasizes fixed-income funds.

* The risks of investing outside the United States, such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. These risks are increased for investments in emerging markets. This risk is also generally greater for funds, such as the 2050 Fund, the 2045 Fund and the 2040 Fund, that currently have an asset allocation that emphasizes international funds.

You can lose money by investing in a fund. A fund may not achieve its goal, and is not intended as a complete investment program. An investment in a fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

Performance information will be available after each fund completes a full calendar year of operation.

FEES AND EXPENSES

This table summarizes the fees and expenses you may pay if you invest in class A shares of a fund. For each fund except the 2050 Fund, expenses are based on the fund's last fiscal year. Expenses for the 2050 Fund represent estimates for the fund's current fiscal year. Expenses reflect both a fund's own expenses and the expenses of the underlying Putnam funds in which it invests.

Shareholder Fees (fees paid directly from your investment)
---------------------------------------------------------------------
Maximum Sales Charge (Load)                 NONE

Maximum Deferred Sales Charge (Load)        NONE

Maximum Redemption Fee*
(as a percentage of total
redemption proceeds)                       2.00%
---------------------------------------------------------------------


Annual Fund Operating Expenses+<>
(expenses that are deducted from fund assets)
-------------------------------------------------------------------------------
                                      Underlying   Total
                    Distri-             Putnam    Annual
           Manage-  bution               Funds     Fund     Expense
            ment    (12b-1)   Other    Fees and  Operating Reimburse-   Net
            Fees     Fees    Expenses  Expenses++ Expenses   ment     Expenses
-------------------------------------------------------------------------------

2050 Fund  0.05%     0.25%    0.87%     0.87%      2.04%    (0.82%)    1.22%
2045 Fund  0.05%     0.25%    0.81%     0.87%      1.98%    (0.76%)    1.22%
2040 Fund  0.05%     0.25%    0.59%     0.87%      1.76%    (0.54%)    1.22%
2035 Fund  0.05%     0.25%    0.32%     0.86%      1.48%    (0.27%)    1.21%
2030 Fund  0.05%     0.25%    0.22%     0.85%      1.37%    (0.17%)    1.20%
2025 Fund  0.05%     0.25%    0.15%     0.83%      1.28%    (0.10%)    1.18%
2020 Fund  0.05%     0.25%    0.14%     0.80%      1.24%    (0.09%)    1.15%
2015 Fund  0.05%     0.25%    0.13%     0.77%      1.20%    (0.08%)    1.12%
2010 Fund  0.05%     0.25%    0.17%     0.72%      1.19%    (0.12%)    1.07%
Maturity
Fund       0.05%     0.25%    0.42%     0.69%      1.41%    (0.37%)    1.04%
-------------------------------------------------------------------------------

  * A 2.00% redemption fee (also referred to as a "short-term trading fee") may apply to any shares that are redeemed (either by selling or exchanging into another fund) within 5 days of purchase.

 <> Reflects Putnam Management's contractual obligation to limit fund expenses through July 31, 2007.

  + See the section "Who manages the funds?" for a discussion of regulatory matters and litigation.

 ++ Expenses are estimates of the total annual fund operating expenses of the underlying Putnam funds that each fund bears indirectly, based on the expenses of each underlying Putnam fund for its most recent fiscal year and assuming allocation of the fund's assets as described above.
    Expenses may be higher or lower depending on the allocation of a fund's assets among the underlying Putnam funds and the actual expenses of the underlying Putnam funds.

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts. By doing this, you can more easily compare the cost of investing in a fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in a fund for the time periods shown and then redeem all your shares at the end of those periods. It also assumes a 5.00% return on your investment each year and that the fund's operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

-----------------------------------------------------------------------------
                        1 year        3 years       5 years     10 years
-----------------------------------------------------------------------------
2050 Fund                $124          $560            --            --
2045 Fund                $124          $548          $997        $2,245
2040 Fund                $124          $502          $904        $2,028
2035 Fund                $123          $441          $782        $1,745
2030 Fund                $122          $417          $734        $1,632
2025 Fund                $120          $396          $693        $1,536
2020 Fund                $117          $385          $672        $1,492
2015 Fund                $114          $373          $652        $1,447
2010 Fund                $109          $366          $643        $1,433
Maturity Fund            $106          $410          $736        $1,659
-----------------------------------------------------------------------------

What are the goals, main investment strategies and related risks of the underlying Putnam funds?

Any investment carries with it some level of risk that generally reflects its potential for reward. We pursue each fund's goal by allocating its assets among underlying Putnam funds based on the fund's target date. This section summarizes the goals, main investment strategies and the main risks of the underlying Putnam funds that could adversely affect the value of a fund's shares and the total return on your investment. Additional information regarding the underlying Putnam funds' investment policies and the related risks appears below.

PUTNAM VOYAGER FUND

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES --
GROWTH STOCKS

We invest mainly in common stock of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that we believe are fast-growing and whose earnings we believe are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. We invest mainly in midsized and large companies, although we can invest in companies of any size.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

THE PUTNAM FUND FOR GROWTH
AND INCOME

GOAL

The fund seeks capital growth and current income.

MAIN INVESTMENT STRATEGIES -- VALUE STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both. Value stocks are those we believe are currently undervalued by the market. We look for companies undergoing positive change. If we are correct and other investors recognize the value of the company, the price of the stock may rise. We invest mainly in large companies.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

PUTNAM CAPITAL OPPORTUNITIES FUND

GOAL

The fund seeks long-term growth of capital.

MAIN INVESTMENT STRATEGIES -- STOCKS

We invest mainly in common stocks of U.S. companies that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors we believe will cause the stock price to rise. We invest mainly in small and midsized companies.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform.

PUTNAM INTERNATIONAL EQUITY FUND

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES --
INTERNATIONAL STOCKS

We invest mainly in common stocks of companies outside the United States that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We also consider other factors we believe will cause the stock price to rise. Under normal circumstances, we invest at least 80% of the fund's net assets in equity investments. We invest mainly in midsized and large companies, although we can invest in companies of any size. Although we emphasize investments in developed countries, we may also invest in companies located in developing (also known as emerging) markets.

To determine whether a company is located outside of the United States, we look at the following factors: where the company's securities trade, where the company is located or organized, or where the company derives its revenues or profits.

MAIN RISKS

* The risks of investing outside the United States, such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. These risks are increased for investments in emerging markets.

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform.

PUTNAM INCOME FUND

GOAL

The fund seeks high current income consistent with what Putnam Management believes to be prudent risk.

MAIN INVESTMENT STRATEGIES -- BONDS

We invest mainly in bonds that:

* are obligations of companies and governments worldwide denominated in U.S. dollars

* are either investment-grade or below investment-grade (junk bonds) and

* have intermediate to long-term maturities (three years or longer).

MAIN RISKS

* The risk that the issuers of the fund's investments will not make, or will be perceived as unlikely to make, timely payments of interest and principal. Because the fund may invest significantly in junk bonds, it is subject to heightened credit risk. Investors should carefully consider the risks associated with a direct or indirect investment in the fund.

* The risk that movements in financial markets will adversely affect the value of the fund's investments. This risk includes interest rate risk, which means that the prices of the fund's investments are likely to fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

* The risk that, compared to other debt, mortgage-backed investments may increase in value less when interest rates decline, and decline in value more when interest rates rise.

PUTNAM MONEY MARKET FUND

GOAL

The fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.

MAIN INVESTMENT STRATEGIES -- INCOME

We invest mainly in instruments that:

* are high quality and

* have short-term maturity.

MAIN RISKS

* The risk that the effects of inflation may erode the value of your investment over time.

* The risk that the fund will not maintain a net asset value of $1.00 per share, due to events such as a deterioration in the credit quality of issuers whose securities the fund holds, or an increase in interest rates.

Although Putnam Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in such fund.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RELATED RISKS OF THE UNDERLYING PUTNAM FUNDS

This section provides additional information on the investment strategies and related risks of the underlying Putnam funds. Not every investment strategy below applies to each underlying
Putnam fund.

EQUITY INVESTMENTS

We will consider, among other factors, a company's valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding to buy or sell investments for the underlying Putnam funds.

* Common stocks. Common stock represents an ownership interest in a company. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company's earnings growth is wrong, or if our judgment of how other investors will value the company's earnings growth is wrong, then the price of the company's stock may fall or not approach the value that we have placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy.

Companies we believe are undergoing positive change and whose stock we believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company's prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company's stock may fall or may not approach the value that we have placed on it.

* Small and midsized companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small and midsized companies may therefore be more vulnerable to adverse developments than those of larger companies.

FIXED-INCOME INVESTMENTS

Fixed-income securities, which typically pay an unchanging rate of interest or dividends, include bonds and other debt. Each of the underlying Putnam funds may invest in fixed-income securities. The value of a fixed-income investment may fall as a result of factors directly relating to the issuer of the security, such as decisions made by its management or a reduction in its credit rating. An investment's value may also fall because of factors affecting not just the issuer, but other issuers, such as increases in production costs. The value of an investment may also be affected by general changes in financial market conditions, such as changing interest rates or currency exchange rates.

We will consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments.

* Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument's value usually will not affect the amount of interest income paid to the fund, but will affect the value of the fund's shares. Interest rate risk is generally greater for investments with longer maturities.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

"Premium" investments offer coupon rates higher than prevailing market rates. However, they involve a greater risk of loss, because their values tend to decline over time.

For Putnam Money Market Fund, average portfolio maturity will not exceed 90 days and the fund may not hold an investment with more than 397 days remaining to maturity. These short-term investments generally have lower yields than longer-term investments.

* Credit risk. Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally have lower credit risk.

For Putnam Income Fund, we invest mostly in investment-grade investments. These are rated at least BBB or its equivalent by a nationally recognized securities rating agency, or are unrated investments we believe are of comparable quality. We may also invest in securities rated below investment grade. However, we will not invest in securities that are rated lower than B or its equivalent by each agency rating the investment, or are unrated securities that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.

Investments rated below BBB or its equivalent are known as "junk bonds." This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments will usually be more volatile and are likely to fall. A default or expected default could also make it difficult for us to sell the investments at prices approximating the values we had previously placed on them. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for us to buy or sell certain debt instruments or to establish their fair value. Credit risk is generally greater for zero coupon bonds and other investments that are issued at less than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment.

Credit ratings are based largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer's current financial condition, and does not reflect an assessment of an investment's volatility or liquidity. Although we consider credit ratings in making investment decisions, we perform our own investment analysis and do not rely only on ratings assigned by the rating agencies. Our success in achieving the fund's investment objective may depend more on our own credit analysis when we buy lower quality bonds than when we buy higher quality bonds. We may have to participate in legal proceedings or take possession of and manage assets that secure the issuer's obligations. This could increase the fund's operating expenses and decrease its net asset value.

Although investment-grade investments generally have lower credit risk, they may share some of the risks of lower-rated investments. U.S. government investments generally have the least credit risk, but are not completely free of credit risk. While some investments, such as U.S. Treasury obligations and Ginnie Mae certificates, are backed by the full faith and credit of the U.S. government, others, such as federal agency bonds, are backed only by the credit of the issuer. Mortgage-backed securities may be subject to the risk that underlying borrowers will be unable to meet their obligations.

For Putnam Money Market Fund, we buy only high quality investments. These are:

* rated in one of the two highest categories by at least two nationally recognized rating services,

* rated by one rating service in one of the service's two highest categories (if only one rating service has provided a rating), or

* unrated investments that we determine are of equivalent quality.

The credit quality of an investment may be supported or enhanced by another company or financial institution through the use of a letter of credit or similar arrangements. The main risk in investments backed by a letter of credit is that the provider of the letter of credit will not be able to fulfill its obligations to the issuer.

* Prepayment risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. They may increase the volatility of the fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

* Money market investments. These include certificates of deposit, commercial paper, U.S. government debt and repurchase agreements, corporate obligations and bankers acceptances.

For Putnam Money Market Fund, we buy bankers acceptances only if they are issued by banks with deposits in excess of $2 billion (or the foreign currency equivalent) at the close of the last calendar year. If the Trustees change this minimum deposit requirement, shareholders of Putnam Money Market Fund will be notified.

GENERAL

* Foreign investments. Foreign investments involve certain special risks, including:

* Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

* Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or export of foreign currency, and tax increases.

* Unreliable or untimely information: There may be less information publicly available about a foreign company than about most U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.

* Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.

* Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than most U.S. investments, which means we may at times be unable to sell these foreign investments at desirable prices. For the same reason, we may at times find it difficult to value the fund's foreign investments.

* Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

* Sovereign issuers: The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including the issuer's balance of payments, overall debt level, and cash flow from tax or other revenues.

* Lower yield: Common stocks of foreign companies have historically offered lower dividends than stocks of comparable U.S. companies. Foreign withholding taxes may further reduce the amount of income available to distribute to shareholders of the fund.

The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

* Derivatives. An underlying Putnam fund may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may use derivatives both for hedging and non-hedging purposes. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from our potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund's derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the statement of additional information (SAI).

* Other investments. In addition to the main investment strategies described above, an underlying Putnam fund may make other types of investments, such as investments in preferred stocks, convertible securities, asset-backed securities and investments in bank loans, which may be subject to other risks, as described in the SAI.

* Alternative strategies. Under normal market conditions, we keep an underlying Putnam fund's portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund's usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause an underlying Putnam fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The Trustees may change a fund's or an underlying Putnam fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

* Portfolio transactions and portfolio turnover rate. Transactions on stock exchanges, commodities markets and futures markets involve the payment by the underlying funds of brokerage commissions. Although the funds will not pay brokerage commissions on their portfolio transactions in the underlying Putnam fund shares, the funds will bear such costs indirectly because certain of the underlying Putnam funds pay brokerage commissions on their portfolio transactions. Additional information regarding Putnam's brokerage selection procedures is included in the SAI.

Each underlying Putnam fund paid brokerage commissions during its last fiscal year, representing the following percentage of each underlying fund's average net assets:

---------------------------------------------------------------------------
                                                               Brokerage
                                            Brokerage         commissions
                                           commissions       (% of average
Underlying Putnam fund                         ($)            net assets)
---------------------------------------------------------------------------
Putnam Voyager Fund                        $21,650,253          0.17%
---------------------------------------------------------------------------
The Putnam Fund for Growth and Income*     $17,703,945          0.10%
---------------------------------------------------------------------------
Putnam Capital Opportunities Fund           $2,098,733          0.20%
---------------------------------------------------------------------------
Putnam International Equity Fund           $15,595,367          0.24%
---------------------------------------------------------------------------
Putnam Income Fund*                           $300,184          0.01%
---------------------------------------------------------------------------
Putnam Money Market Fund*                           --            --
---------------------------------------------------------------------------

* Information is for the 2004 fiscal year.

Of the amounts in the table above, the following amounts, representing the following percentage of each underlying fund's average net assets, were paid by each underlying fund to brokers who also provided research services:

-----------------------------------------------------------------------------
                                                              Commissions
                                            Commissions         paid to
                                             paid to         brokers who
                                           brokers who      also provided
                                          also provided    research services
                                             research       (% of average
Underlying Putnam fund                      services ($)     net assets)
-----------------------------------------------------------------------------
Putnam Voyager Fund                         $5,150,080          0.04%
-----------------------------------------------------------------------------
The Putnam Fund for Growth and Income*      $4,940,648          0.03%
-----------------------------------------------------------------------------
Putnam Capital Opportunities Fund             $301,771          0.03%
-----------------------------------------------------------------------------
Putnam International Equity Fund            $5,172,516          0.08%
-----------------------------------------------------------------------------
Putnam Income Fund*                                 --            --
-----------------------------------------------------------------------------
Putnam Money Market Fund*                           --            --
-----------------------------------------------------------------------------

* Information is for the 2004 fiscal year.

Although brokerage commissions and other portfolio transaction costs are not reflected in the "Underlying Putnam Funds Fees and Expenses" ratio (as shown in the Annual Fund Operating Expenses table in the section "Fees and expenses"), they are reflected in an underlying Putnam fund's total return. Combining the brokerage commissions paid by each underlying Putnam fund during the last fiscal year (as a percentage of each underlying Putnam fund's average net assets) with each underlying Putnam fund's "Total Annual Fund Operating Expenses" ratio for class Y shares (class A shares for Putnam Money Market Fund) results in a "combined cost ratio" of the following percentage of each underlying Putnam fund's average net assets for class Y shares (class A shares for Putnam Money Market Fund) for the last fiscal year:

---------------------------------------------------------------------
                                           Combined cost ratio as
                                           percentage of average
Underlying Putnam                             fund net assets
---------------------------------------------------------------------
Putnam Voyager Fund                               1.00%
---------------------------------------------------------------------
The Putnam Fund for Growth and Income*            0.77%
---------------------------------------------------------------------
Putnam Capital Opportunities Fund                 1.18%
---------------------------------------------------------------------
Putnam International Equity Fund                  1.29%
---------------------------------------------------------------------
Putnam Income Fund*                               0.75%
---------------------------------------------------------------------
Putnam Money Market Fund*                         0.53%
---------------------------------------------------------------------

* Information is for the 2004 fiscal year.

Investors should exercise caution in comparing brokerage commissions and combined cost ratios for different types of funds. For example, while brokerage commissions represent one component of an underlying Putnam fund's transaction costs, they do not reflect any undisclosed amount of profit or "mark-up" included in the price paid by such fund for principal transactions (transactions directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which a fund's purchase and sale transactions change the market price for an investment (the "market impact").

Another factor in transaction costs is an underlying Putnam fund's portfolio turnover rate, which measures how frequently the fund buys and sells investments. During the past five years, each underlying Putnam fund's fiscal year portfolio turnover rate and the average turnover rate for the underlying Putnam fund's Lipper category were as follows:

--------------------------------------------------------------------
Turnover Comparison
--------------------------------------------------------------------
                         2005     2004     2003     2002     2001
--------------------------------------------------------------------
Putnam Voyager Fund       93%      46%      62%      91%     140%

Lipper Large-Cap
Growth Funds Average*     85%      85%      93%      99%      96%
--------------------------------------------------------------------
The Putnam Fund for
Growth and Income       N/A**      29%      33%      30%      37%

Lipper Large-Cap
Value Funds Average*      59%      59%      77%      65%      72%
--------------------------------------------------------------------
Putnam Capital
Opportunities Fund        71%     135%      91%     120%     221%

Lipper Mid-Cap
Core Funds Average*       93%      93%      96%     141%     110%
--------------------------------------------------------------------
Putnam International
Equity Fund               75%      69%      53%      42%      74%

Lipper International
Large-Cap Core
Funds Average*            62%      62%      70%      68%      71%
--------------------------------------------------------------------
Putnam Income Fund      N/A**     441%     251%     268%     234%

Lipper Corporate Debt
A Rated Funds Average*   171%     171%     171%     154%     168%
--------------------------------------------------------------------
Putnam Money
Market Fund              N/A      N/A      N/A      N/A      N/A

Lipper Money Market
Funds Average*           N/A      N/A      N/A      N/A      N/A
--------------------------------------------------------------------

 * Average portfolio turnover rate of funds viewed by Lipper Inc. as having the same investment classification or objective of each underlying Putnam fund. The Lipper category average portfolio turnover rate is calculated using the portfolio turnover rate for the fiscal year end of each fund in the respective Lipper category. Fiscal years vary across funds in the Lipper category, which may limit the comparability of each underlying Putnam fund's portfolio turnover rate to the Lipper average. Comparative data for the last fiscal year is based on information available as of June 30, 2005.

** The fund had not completed its 2005 fiscal year as of September 30, 2005.

The underlying Putnam funds may buy and sell investments relatively often. Both an underlying Putnam fund's portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions. High turnover may lead to increased costs and decreased performance and, for investors in taxable accounts, increased taxes.

Putnam Management is not permitted to consider sales of shares of a fund (or of the other Putnam funds) as a factor in the selection of broker-dealers to execute portfolio transactions for an underlying Putnam fund.

* Portfolio holdings. The SAI includes a description of the funds' policies with respect to the disclosure of their portfolio holdings.

Who manages the funds?

Each fund's Trustees oversee the general conduct of the fund's; business. The Trustees have retained Putnam Management to be each fund's investment manager, responsible for making investment decisions for the funds and managing the funds' other affairs and business. The basis for the Trustees' approval of each fund's management contract is discussed in each fund's annual report to shareholders dated 7/31/05. Each fund pays Putnam Management a monthly management fee for these services at the annual rate of 0.05% of such fund's average net assets. Putnam Management also receives management fees from each of the underlying Putnam funds. Because the management fees paid to Putnam Management by the underlying Putnam funds vary, there may be a conflict in establishing and adjusting each fund's target percentage allocations among the underlying Putnam funds between the interests of the funds and Putnam Management's economic interest. Putnam Management's address is One Post Office Square, Boston, MA 02109.

In order to limit each fund's expenses, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses of the fund) through July 31, 2007 to the extent that expenses of the fund (exclusive of brokerage, interest, taxes, extraordinary expenses, fees and expenses of the underlying Putnam funds in which a fund invests, and payments under each fund's distribution plans) would exceed an annual rate of 0.10% of the fund's average net assets. For the purpose of determining such limitation on Putnam Management's compensation, expenses of the fund do not reflect the application of commissions or cash management credits that may reduce designated fund expenses.

* Investment management teams. Putnam Management's investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Global Asset Allocation Team manage each fund's investments. The names of all team members can be found at www.putnam.com.

The team members identified as the funds' Portfolio Leader and Portfolio Members coordinate the team's efforts related to the funds and are primarily responsible for the day-to-day management of the funds' portfolios. In addition to these individuals, the team also includes other investment professionals whose analysis, recommendations and research inform investment decisions made for the funds.

------------------------------------------------------------------------------
                      Joined                     Positions Over
Portfolio Leader      Fund      Employer         Past Five Years
------------------------------------------------------------------------------
Jeffrey Knight        2004      Putnam           Chief Investment Officer,
                                Management       Global Asset Allocation Team
                                1993 - Present   Previously, Director,
                                                 Global Asset Allocation
------------------------------------------------------------------------------
                      Joined                     Positions Over
Portfolio Members     Fund      Employer         Past Five Years
------------------------------------------------------------------------------
Robert Kea            2004      Putnam           Portfolio Manager
                                Management       Previously, Quantitative
                                1989 - Present   Analyst
------------------------------------------------------------------------------
Robert Schoen         2004      Putnam           Portfolio Manager
                                Management       Previously, Quantitative
                                1997 - Present   Analyst
------------------------------------------------------------------------------

* Fund ownership. As of July 31, 2005, your fund's Portfolio Leader and Portfolio Members did not own shares of the funds. However, each of these individuals invests in one or more of the six underlying Putnam funds in which the funds invest.

* Other funds managed by the Portfolio Leader and Portfolio Members. As of the fund's fiscal year-end, Jeffrey Knight was also a Portfolio Leader of Putnam Asset Allocation Funds: Balanced, Growth and Conservative Portfolios and Putnam Income Strategies Fund and a Portfolio Member of The George Putnam Fund of Boston. Portfolio Members Robert Kea and Robert Schoen were also Portfolio Members of Putnam Asset Allocation Funds:
  Balanced, Growth and Conservative Portfolios and Putnam Income Strategies Fund. Jeffrey Knight, Robert Kea and Robert Schoen may also manage other accounts and variable trust funds managed by Putnam Management or an affiliate. The SAI provides additional information about other accounts managed by these individuals.

* Changes in your fund's Portfolio Leader and Portfolio Members. Your fund's Portfolio Leader and Portfolio Members did not change during the year ended July 31, 2005. After the close of the period, Bruce MacDonald left the management team.

* Investment in the funds by Putnam employees and the Trustees. As of July 31, 2005, 5 of the 12 Trustees of the Putnam funds owned shares of at least one of the RetirementReady funds, and all of the Trustees owned shares of all six Putnam mutual funds that underlie the RetirementReady funds. The table shows the approximate value of investments in the funds and all Putnam funds as of that date by Putnam employees and the funds' Trustees, including in each case investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

-----------------------------------------------------------------------
                                 Funds             All Putnam funds
-----------------------------------------------------------------------
Putnam employees              $1,258,000             $463,000,000
-----------------------------------------------------------------------
Trustees                         $84,000              $50,000,000
-----------------------------------------------------------------------

The members of Putnam's Executive Board each invest in one or more of the six Putnam mutual funds that underlie the funds.

* Compensation of investment professionals. Putnam Management believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments' total incentive compensation pool that is available to Putnam Management's Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time. The portion of the incentive compensation pool available to your investment management team varies based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time on a before-tax basis.

* Consistent performance means being above median over one year.

* Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

* Superior performance (which is the largest component of Putnam Management's incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team's portion of the incentive compensation pool and allocating that portion to individual team members, Putnam Management retains discretion to reward or penalize teams or individuals, including each fund's Portfolio Leader and Portfolio Members, as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year is determined by Putnam Management's parent company, Marsh & McLennan Companies, Inc., and depends in large part on Putnam's profitability for the year, which is influenced by assets under management. Incentive compensation is generally paid as cash bonuses, but a portion of incentive compensation may instead be paid as grants of restricted stock, options or other forms of compensation, based on the factors described above. In addition to incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

* Regulatory matters and litigation. Putnam Management has entered into agreements with the SEC and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, Putnam Management will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to shareholders and the funds. The amount will be allocated to shareholders and funds pursuant to a plan developed by an independent consultant, and will be paid following approval of the plan by the SEC and the Massachusetts Securities Division.

The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management will bear any costs incurred by Putnam funds in connection with these lawsuits. Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the funds is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

How do the funds price their shares?

The price of each fund's shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam funds in which it invests. For a description of the circumstances under which the underlying Putnam funds use fair value pricing and the effects of using fair value pricing, please see the underlying funds' prospectuses. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange (NYSE) each day the exchange is open.

How do I buy fund shares?

All orders to purchase shares must be made through your employer's retirement plan. For more information about how to purchase shares of the fund through your employer's plan or limitations on the amount that may be purchased, please consult your employer.

Putnam Retail Management generally must receive your plan's completed buy order before the close of regular trading on the NYSE for shares to be bought at that day's offering price.

To eliminate the need for safekeeping, the fund will not issue certificates for shares.

Mutual funds must obtain and verify information that identifies investors opening new accounts. If a fund is unable to collect the required information, Putnam Investor Services may not be able to open your fund account. Investors must provide their full name, residential or business address, Social Security or tax identification number, and date of birth. Entities, such as trusts, estates, corporations and partnerships, must also provide other identifying information. Putnam Investor Services may share identifying information with third parties for the purpose of verification. If Putnam Investor Services cannot verify identifying information after opening your account, the fund reserves the right to close your account.

A fund may periodically close to new purchases of shares or refuse any order to buy shares if the fund determines that doing so would be in the best interests of the fund and its shareholders.

* Distribution (12b-1) plan. Each fund has adopted a distribution plan to pay for the marketing of class A shares and for services provided to shareholders. The plan provides for payments at an annual rate (based on average net assets) of up to 0.35%. The Trustees currently limit payments on class A shares to 0.25% of average net assets. Because the fees are paid out of the fund's assets on an ongoing basis, they will increase the cost of your investment.

* Eligible retirement plans. An employer-sponsored retirement plan is eligible to purchase class A shares without an initial sales charge through this prospectus if its plan administrator or dealer of record has entered into an agreement with Putnam Retail Management or it invests at least $1 million in class A shares of the fund or other Putnam funds.

* Payments to dealers. If you purchase your shares through a dealer (the term "dealer" includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan administrator and any other institution having a selling, services or any similar agreement with Putnam Retail Management or one of its affiliates), your dealer generally receives payments from Putnam Retail Management representing some or all of the sales charges and distribution (12b-1) fees, if any, shown in the tables under the heading "Fees and Expenses" at the front of this prospectus.

Putnam Retail Management and its affiliates also pay additional compensation to selected dealers in recognition of their marketing support and/or program servicing (each of which is described in more detail below). These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the fund or other Putnam funds to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amount paid by you or the fund as shown under the heading "Fees and Expenses".

The additional payments to dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that dealer, sales of a fund attributable to that dealer, or reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares), or on the basis of a negotiated lump sum payment for services provided.

Marketing support payments, which are generally available to most dealers engaging in significant sales of Putnam fund shares, are not expected, with certain limited exceptions, to exceed 0.085% of the average net assets of Putnam's retail mutual funds attributable to that dealer on an annual basis.

Program servicing payments, which are paid in some instances to third parties in connection with investments in the fund by retirement plans and other investment programs, are not expected, with certain limited exceptions, to exceed 0.15% of the total assets in the program on an annual basis.

Putnam Retail Management and its affiliates may make other payments or allow other promotional incentives to dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations. Certain dealers also receive payments in recognition of subaccounting or other services they provide to shareholders or plan participants who invest in the fund or other Putnam funds through their retirement plan. See the discussion in the SAI under the heading "Management - Investor Servicing Agent and Custodian" for more details.

You can find more details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your dealer. Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You can also ask your dealer about any payments it receives from Putnam Retail Management and its affiliates and any services your dealer provides, as well as about fees and/or commissions it charges.

How do I sell fund shares?

Subject to any restrictions imposed by your employer's plan, you can sell your shares through the plan back to the fund any day the NYSE is open. For more information about how to sell shares of the fund through your employer's plan, including any charges that the plan may impose, please consult your employer.

The fund will impose a short-term trading fee of 2.00% of the total redemption amount (calculated at market value) if you sell or exchange your shares after holding them for 5 days or less (including if you purchased the shares by exchange). The short-term trading fee is paid directly to the fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For investors in defined contribution plans administered by Putnam or a Putnam affiliate, the short-term trading fee will not apply in certain circumstances, such as redemptions to pay distributions or loans from such plans, redemptions of shares purchased directly with contributions by a plan participant or sponsor, redemptions of shares purchased in connection with loan repayments, redemptions in the event of shareholder death or post-purchase disability, redemptions made as part of a systematic withdrawal plan and redemptions from certain omnibus accounts. These exceptions may also apply to defined contribution plans administered by third parties that assess the fund's short-term trading fee. For purposes of determining whether the short-term trading fee applies, the shares that were held the longest will be redeemed first. Some financial intermediaries, retirement plan sponsors or recordkeepers that hold omnibus accounts with the fund are currently unable or unwilling to assess the fund's short-term trading fee. Some of these firms use different systems or criteria to assess fees that are currently higher than, and in some cases in addition to, the fund's short-term trading fee.

Your plan administrator must send a signed letter of instruction to Putnam Investor Services. The price you will receive is the next NAV per share calculated after the fund receives the instruction in proper form, less any applicable short-term trading fee. In order to receive that day's NAV, Putnam Investor Services must receive the instruction before the close of regular trading on the NYSE.

A fund generally sends payment for your shares the business day after your request is received. Under unusual circumstances, a fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

How do I exchange fund shares?

Subject to any restrictions your plan imposes, you can exchange your fund shares for shares of other Putnam funds offered through your employer's plan without a sales charge. Contact your plan administrator or Putnam Investor Services for more information.

The exchange privilege is not intended as a vehicle for short-term trading. In order to discourage excessive exchange activity and otherwise to promote the best interests of the fund, the fund will impose a short-term trading fee of 2.00% of the total exchange amount (calculated at market value) on exchanges of shares held for 5 days or less (including shares purchased by exchange). In the case of defined contribution plans administered by Putnam or a Putnam affiliate, the 2.00% short-term trading fee will apply to exchanges of shares purchased by exchange that are held in a plan participant's account for 5 days or less. Some financial intermediaries, retirement plan sponsors or recordkeepers that hold omnibus accounts with the fund are currently unable or unwilling to assess the fund's short-term trading fee. Some of these firms use different systems or criteria to assess fees that are currently higher than, and in some cases in addition to, the fund's short-term trading fee.

The fund also reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds.

Policy on excessive short-term trading

* Risks of excessive short-term trading. Excessive short-term trading activity may reduce each fund's performance and harm all fund shareholders by interfering with portfolio management, increasing the fund's expenses and diluting the fund's net asset value. Depending on the size and frequency of short-term trades in the fund's shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold. The need to execute additional portfolio transactions due to these cash flows may also increase the fund's administrative costs and, for investors in taxable accounts, may increase the taxable distributions received from the funds.

To the extent a fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund's investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

To the extent a fund invests in securities that may trade infrequently or may be more difficult to value, such as lower-rated bonds and securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund's investments. In addition, the market for these securities may at times show "market momentum," in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund's shares, which will reduce the fund's performance and may dilute the interests of other shareholders. Because lower-rated bonds and securities of smaller companies may be less liquid than higher-quality bonds and securities of larger companies, respectively, an underlying Putnam fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities.

* Fund policies. In order to protect the interests of long-term shareholders of the funds, Putnam Management and each fund's Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by imposing short-term trading fees. Each underlying Putnam fund uses fair value pricing procedures to value investments under some circumstances. In addition, Putnam Management monitors activity in shareholder accounts about which it possesses the necessary information in order to detect excessive short-term trading patterns and takes steps to deter excessive short-term traders.

Putnam Management and each fund reserve the right to reject or restrict purchases or exchanges for any reason. Putnam Management or the fund may determine that an investor's trading activity is excessive or otherwise potentially harmful based on various factors, including an investor's or financial intermediary's trading history in the fund, other Putnam funds or other investment products, and may aggregate activity in multiple accounts under common ownership or control. If the fund identifies an investor or intermediary as a potential excessive trader, it may, among other things, impose limitations on the amount, number, manner, or frequency of future purchases or exchanges or temporarily or permanently bar the investor or intermediary from investing in the fund or other Putnam funds. Each fund may take these steps in its discretion even if the investor's activity may not have been detected by the fund's current monitoring parameters.

* Limitations on the fund's policies. There is no guarantee that a fund will be able to detect excessive short-term trading in all accounts. For example, Putnam Management currently does not have access to sufficient information to identify each investor's trading history, and in certain circumstances there are operational or technological constraints on its ability to enforce the fund's policies. In addition, even when Putnam Management has sufficient information, its detection methods may not capture all excessive short-term trading.

In particular, many purchase, redemption and exchange orders are received from financial intermediaries that hold omnibus accounts with the funds. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators. The fund is generally not able to identify trading by a particular beneficial owner within an omnibus account, which makes it difficult or impossible to determine if a particular shareholder is engaging in excessive short-term trading. Putnam Management monitors aggregate cash flows in omnibus accounts on an ongoing basis. If high cash flows or other information indicate that excessive short-term trading may be taking place, Putnam Management will contact the financial intermediary, plan sponsor or recordkeeper that maintains accounts for the underlying beneficial owner and attempt to identify and remedy any excessive trading. However, a fund's ability to monitor and deter excessive short-term traders in omnibus accounts ultimately depends on the capabilities and cooperation of these third-party financial firms. Each fund's policies on exchanges may also be modified for accounts held by certain retirement plans to conform to plan exchange limits or Department of Labor requirements. A financial intermediary or plan sponsor may impose different or additional limits on short-term trading.

* Blackout periods for Putnam employees. Putnam Investments imposes blackout periods on investments in the Putnam funds (other than money market funds) by its employees and certain family members. Employees of Putnam Investments and covered family members may not make a purchase followed by a sale, or a sale followed by a purchase, in any non-money market Putnam fund within any 90-calendar day period. Members of Putnam Management's Investment Division, certain senior executives, and certain other employees with access to investment information, as well as their covered family members, are subject to a blackout period of one year. These blackout periods are subject to limited exceptions.

Fund distributions and taxes

Each fund normally distributes any net investment income and any net realized capital gains annually, except for the Maturity Fund, which normally distributes any net investment income monthly and any net realized capital gains annually.

The terms of your employer's plan will govern how your employer's plan may receive distributions from the fund. Generally, periodic distributions from the fund to your employer's plan are reinvested in additional fund shares, although your employer's plan may permit you to receive fund distributions from net investment income in cash while reinvesting capital gains distributions in additional shares or to receive all fund distributions in cash. If you do not select another option, all distributions will be reinvested in additional fund shares.

Generally, for federal income tax purposes, fund distributions are taxable as ordinary income, except that any properly designated distributions of long-term capital gains will be taxed as such regardless of how long you have held your shares. However, distributions by the fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the fund) from such a plan.

A fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund's return on those investments would be decreased.

You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.


Financial highlights

The financial highlights tables are intended to help you understand the fund's recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in each fund, assuming reinvestment of all dividends and distributions. This information has been derived from the fund's financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund's financial statements are included in the fund's annual report to shareholders, which is available upon request.




Financial highlights
(For a common share outstanding throughout the period)

CLASS A
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                    LESS
                                                                                                    DISTRI-
                       INVESTMENT OPERATIONS                                                        BUTIONS
--------------------------------------------------------------------------------------------------------------------------------
                       Net                                   Net
                       Asset              Net                Realized and
                       Value,             Investment         Unrealized         Total from          From Net          Net Asset
                       Beginning          Income             Gain on            Investment          Investment        Value, End
Period ended           of Period          (Loss)(a)          Investments        Operations          Income            of Period
--------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady
2050 Fund
July 31, 2005**        $50.00             $(0.01)             $4.37              $4.36                 --             $54.36
--------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady
2045 Fund
July 31, 2005***        63.42               0.28               7.63               7.91              (0.58)             70.75
--------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady
2040 Fund
July 31, 2005***        63.50               0.32               7.51               7.83              (0.52)             70.81
--------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady
2035 Fund
July 31, 2005***        62.61               0.38               6.96               7.34              (0.45)             69.50
--------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady
2030 Fund
July 31, 2005***        62.16               0.44               6.47               6.91              (0.42)             68.65
--------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady
2025 Fund
July 31, 2005***        65.75               0.52               6.39               6.91              (0.40)             72.26
--------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady
2020 Fund
July 31, 2005***        60.69               0.54               5.16               5.70              (0.33)             66.06
--------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady
2015 Fund
July 31, 2005***        62.62               0.66               4.28               4.94              (0.28)             67.28
--------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady
2010 Fund
July 31, 2005***        56.79               0.73               2.42               3.15              (0.22)             59.72
--------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady
Maturity Fund
July 31, 2005***        55.96               0.80               1.50               2.30              (0.75)             57.51
--------------------------------------------------------------------------------------------------------------------------------


Financial highlights
(For a common share outstanding throughout the period)

CLASS A
----------------------------------------------------------------------------------------------------------


                                                            RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
                       Total                                                Ratio of Net
                       Investment                          Ratio of         Investment
                       Return at         Net Assets,       Expenses         Income (Loss)
                       Net Asset         End of Period     to Average Net   to Average        Portfolio
Period ended           Value (%)(b)      (in thousands)    Assets (%)(c)(d) Net Assets (%)(d) Turnover (%)
----------------------------------------------------------------------------------------------------------
Putnam RetirementReady
2050 Fund
July 31, 2005**          8.72*              $274            0.09*           (0.02)*            24.76*
----------------------------------------------------------------------------------------------------------
Putnam RetirementReady
2045 Fund
July 31, 2005***        12.51*             8,136            0.26*            0.41*             42.17*
----------------------------------------------------------------------------------------------------------
Putnam RetirementReady
2040 Fund
July 31, 2005***        12.37*            12,230            0.26*            0.48*             39.79*
----------------------------------------------------------------------------------------------------------
Putnam RetirementReady
2035 Fund
July 31, 2005***        11.76*            21,274            0.26*            0.58*             36.45*
----------------------------------------------------------------------------------------------------------
Putnam RetirementReady
2030 Fund
July 31, 2005***        11.14*            32,720            0.26*            0.66*             34.59*
----------------------------------------------------------------------------------------------------------
Putnam RetirementReady
2025 Fund
July 31, 2005***        10.53*            48,529            0.26*            0.75*             25.48*
----------------------------------------------------------------------------------------------------------
Putnam RetirementReady
2020 Fund
July 31, 2005***         9.41*            53,180            0.26*            0.85*             30.16*
----------------------------------------------------------------------------------------------------------
Putnam RetirementReady
2015 Fund
July 31, 2005***         7.90*            56,457            0.26*            1.01*             26.37*
----------------------------------------------------------------------------------------------------------
Putnam RetirementReady
2010 Fund
July 31, 2005***         5.55*            39,291            0.26*            1.26*             33.53*
----------------------------------------------------------------------------------------------------------
Putnam RetirementReady
Maturity Fund
July 31, 2005***         4.15*            25,732            0.26*            1.41*             41.89*
----------------------------------------------------------------------------------------------------------

  * Not annualized.

 ** For the period May 2, 2005 (commencement of operations) to July 31, 2005.

*** For the period November 1, 2004 (commencement of operations) to July 31, 2005.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return does not reflect the effect of sales charges.

(c) Expense ratios do not include expenses of the underlying funds.

(d) Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the period ended
    July 31, 2005 reflect a reduction of the following based on each fund's average net assets.

Putnam RetirementReady 2050 Fund         12.75%

Putnam RetirementReady 2045 Fund          0.57%

Putnam RetirementReady 2040 Fund          0.40%

Putnam RetirementReady 2035 Fund          0.20%

Putnam RetirementReady 2030 Fund          0.13%

Putnam RetirementReady 2025 Fund          0.08%

Putnam RetirementReady 2020 Fund          0.07%

Putnam RetirementReady 2015 Fund          0.06%

Putnam RetirementReady 2010 Fund          0.09%

Putnam RetirementReady Maturity Fund      0.28%



[This page left intentionally blank]


[This page left intentionally blank]


For more information
about Putnam
RetirementReady Funds

The funds' SAI and annual and semi-annual reports to shareholders include additional information about the funds. The SAI, and the independent registered public accounting firm's report and the financial statements included in each fund's most recent annual report to its shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. Each fund's annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam's website at www.putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581.


You may review and copy information about a fund, including its SAI, at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about a fund on the EDGAR Database on the Commission's website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the fund's file number.


Communications from Putnam other than the prospectus and related supplements are provided in the English language.


PUTNAM INVESTMENTS

                       One Post Office Square
                       Boston, Massachusetts 02109
                       1-800-752-9894

                       Address correspondence to
                       Putnam Investor Services
                       P.O. Box 9740
                       Providence, Rhode Island 02940-9740

                       www.putnam.com

DA097S 229816 11/05    File No. 811-21598



Prospectus

11/30/05

Putnam
RetirementReady[R] Funds

Putnam RetirementReady 2050 Fund
Putnam RetirementReady 2045 Fund
Putnam RetirementReady 2040 Fund
Putnam RetirementReady 2035 Fund
Putnam RetirementReady 2030 Fund
Putnam RetirementReady 2025 Fund
Putnam RetirementReady 2020 Fund
Putnam RetirementReady 2015 Fund
Putnam RetirementReady 2010 Fund
Putnam RetirementReady Maturity Fund

Class Y shares

This prospectus explains what you should know about these mutual funds before you invest. Please read it carefully.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages these funds.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.


    CONTENTS

 2  Fund summaries

 2  Goals

 2  Main investment strategies

 3  Main risks

 5  Performance information

 5  Fees and expenses

 6 What are the goals, main investment strategies and related risks of the underlying Putnam funds?

19  Who manages the funds?

22  How do the funds price their shares?

22  How do I buy fund shares?

25  How do I sell fund shares?

26  How do I exchange fund shares?

26  Policy on excessive short-term trading

29  Fund distributions and taxes

29  Financial highlights

[SCALE LOGO OMITTED]

Fund summaries

GOALS

Each of the 2050 Fund, 2045 Fund, 2040 Fund, 2035 Fund, 2030 Fund, 2025 Fund, 2020 Fund, 2015 Fund and 2010 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date. The Maturity Fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital.

MAIN INVESTMENT STRATEGIES -- ASSET ALLOCATION

Each fund employs an asset allocation strategy designed for investors planning to retire (or otherwise begin using the invested funds) in or about the calendar year designated in the fund's name. The Maturity Fund is designed for investors who are already in retirement or who plan to retire (or otherwise begin using the invested funds) in the near future.

Amounts invested in each fund are allocated among other Putnam funds based on the fund's target date. The target percentages for each fund other than the Maturity Fund gradually change over time based on the number of years that remain until the target date of the fund so that a fund's asset allocation will become more conservative as the fund approaches its target date. The Maturity Fund, which has an asset allocation weighted toward fixed income and money market funds, generally maintains a fixed allocation over time. The target percentages, as of November 30, 2005, for the underlying Putnam funds in which the funds invest are shown in the table below. The table also shows the asset class generally represented by each underlying fund.


-------------------------------------------------------------------------------------------------------------
Target Allocations as of November 30, 2005
-------------------------------------------------------------------------------------------------------------
Underlying      Asset       2050    2045    2040    2035    2030    2025    2020    2015    2010    Maturity
Putnam fund     class       Fund    Fund    Fund    Fund    Fund    Fund    Fund    Fund    Fund        Fund
-------------------------------------------------------------------------------------------------------------
Putnam          Large cap
Voyager         growth
Fund                         25%     25%     25%     24%     23%     22%     21%    18%      13%         10%
-------------------------------------------------------------------------------------------------------------
The Putnam      Large cap
Fund for        value
Growth and
Income                       25%     25%     25%     24%     23%     22%     21%    18%      13%         10%
-------------------------------------------------------------------------------------------------------------
Putnam          Small/mid
Capital         cap blend
Opportunities
Fund                         15%     15%     15%     14%     13%     12%     11%    10%       7%          5%
-------------------------------------------------------------------------------------------------------------
Putnam          International
International   blend
Equity Fund                  30%     30%     29%     27%     25%     23%     17%     11%      4%          0%
-------------------------------------------------------------------------------------------------------------
Putnam          Income
Income Fund                   4%      4%      5%      8%     12%     15%     21%     29%     39%         45%
-------------------------------------------------------------------------------------------------------------
Putnam          Capital
Money           preservation
Market Fund                   1%      1%      1%      3%      4%      6%      9%     14%     24%         30%
-------------------------------------------------------------------------------------------------------------

The asset allocation of each fund is designed to provide an investment that Putnam Management believes is neither overly aggressive nor overly conservative for a typical investor planning to retire (or otherwise begin using the invested funds) in the target year. With the exception of the Maturity Fund, as each fund approaches its target date, its asset allocation will shift so that the fund's target percentages approach those of the Maturity Fund. When the fund's target percentages correspond to those of the Maturity Fund, the fund will become part of the Maturity Fund.

Putnam Management will periodically rebalance each fund's investments towards its target percentages as then in effect.

In deciding which fund is right for you, you may wish to consider a number of factors in addition to a fund's target date, including your age, how your fund investment will fit into your overall investment allocation, and whether you are looking for a more aggressive or more conservative allocation.

MAIN RISKS

Investments in a fund are generally subject to the risks of investments in the underlying Putnam funds in which a fund invests. The value of your investment in a fund will be affected by both the fund's asset allocation among the underlying Putnam funds and the performance of such underlying Putnam funds.

The main risks that could adversely affect the value of a fund's shares and the total return on your investment include:

* The risk that our allocation of investments among the underlying Putnam funds may adversely affect the fund's performance. Although Putnam Management has discretion to change a fund's target percentages as well as the underlying funds in which a fund invests at any time without notice to shareholders, it does not expect to make such changes frequently.

* The risk that the stock price of one or more of the companies in an underlying Putnam fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments. This risk is also generally greater for funds, such as the 2050 Fund, the 2045 Fund and the 2040 Fund, that currently have an asset allocation that emphasizes equity funds.

* The risk that movements in financial markets will adversely affect the price of an underlying Putnam fund's investments, regardless of how well the companies in which we invest perform. This risk is also generally greater for funds, such as the 2050 Fund, the 2045 Fund and the 2040 Fund, that currently have an asset allocation that emphasizes equity funds.

* The risk that the prices of an underlying Putnam fund's fixed-income investments will fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities and for mortgage-backed investments. This risk is also generally greater for funds, such as the Maturity Fund, the 2010 Fund and the 2015 Fund, that currently have an asset allocation that emphasizes fixed-income funds.

* The risk that the issuers of an underlying Putnam fund's fixed-income investments will not make timely payments of interest and principal. This credit risk is generally higher for debt that is below investment grade in quality. This risk is also generally greater for funds, such as the Maturity Fund, the 2010 Fund and the 2015 Fund, that currently have an asset allocation that emphasizes fixed-income funds.

* The risks of investing outside the United States, such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. These risks are increased for investments in emerging markets. This risk is also generally greater for funds, such as the 2050 Fund, the 2045 Fund and the 2040 Fund, that currently have an asset allocation that emphasizes international funds.

You can lose money by investing in a fund. A fund may not achieve its goal, and is not intended as a complete investment program. An investment in a fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

Performance information will be available after each fund completes a full calendar year of operation.

FEES AND EXPENSES

This table summarizes the fees and expenses you may pay if you invest in class Y shares of a fund. For each fund except the 2050 Fund, expenses are based on the fund's last fiscal year. Expenses for the 2050 Fund represent estimates for the fund's current fiscal year. Expenses reflect both a fund's own expenses and the expenses of the underlying Putnam funds in which it invests.

Shareholder Fees (fees paid directly from your investment)
------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                NONE

Maximum Deferred Sales Charge (Load)                       NONE

Maximum Redemption Fee*
(as a percentage of total redemption proceeds)             2.00%
------------------------------------------------------------------------------

Annual Fund Operating Expenses+<>
(expenses that are deducted from fund assets)
------------------------------------------------------------------------------
                                  Underlying  Total
                                  Putnam      Annual
                Manage-           Funds       Fund       Expense
                ment    Other     Fees and    Operating  Reimburse-  Net
                Fees    Expenses  Expenses++  Expenses   ment        Expenses
------------------------------------------------------------------------------
2050 Fund       0.05%   0.87%     0.87%       1.79%      (0.82%)     0.97%
2045 Fund       0.05%   0.81%     0.87%       1.73%      (0.76%)     0.97%
2040 Fund       0.05%   0.59%     0.87%       1.51%      (0.54%)     0.97%
2035 Fund       0.05%   0.32%     0.86%       1.23%      (0.27%)     0.96%
2030 Fund       0.05%   0.22%     0.85%       1.12%      (0.17%)     0.95%
2025 Fund       0.05%   0.15%     0.83%       1.03%      (0.10%)     0.93%
2020 Fund       0.05%   0.14%     0.80%       0.99%      (0.09%)     0.90%
2015 Fund       0.05%   0.13%     0.77%       0.95%      (0.08%)     0.87%
2010 Fund       0.05%   0.17%     0.72%       0.94%      (0.12%)     0.82%
Maturity Fund   0.05%   0.42%     0.69%       1.16%      (0.37%)     0.79%
------------------------------------------------------------------------------

 * A 2.00% redemption fee (also referred to as a "short-term trading fee") may apply to any shares that are redeemed (either by selling or exchanging into another fund) within 5 days of purchase.

<> Reflects Putnam Management's contractual obligation to limit fund expenses through July 31, 2007.

 + See the section "Who manages the funds?" for a discussion of regulatory matters and litigation.

++ Expenses are estimates of the total annual fund operating expenses of the underlying Putnam funds that each fund bears indirectly, based on the expenses of each underlying Putnam fund for its most recent fiscal year and assuming allocation of the fund's assets as described above. Expenses may be higher or lower depending on the allocation of a fund's assets among the underlying Putnam funds and the actual expenses of the underlying Putnam funds.

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts. By doing this, you can more easily compare the cost of investing in a fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in a fund for the time periods shown and then redeem all your shares at the end of those periods. It also assumes a 5.00% return on your investment each year and that the fund's operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

------------------------------------------------------------------------------
                          1 year       3 years       5 years     10 years
------------------------------------------------------------------------------
2050 Fund                 $99          $483            --            --
2045 Fund                 $99          $471          $867        $1,978
2040 Fund                 $99          $424          $773        $1,755
2035 Fund                 $98          $364          $650        $1,465
2030 Fund                 $97          $339          $600        $1,348
2025 Fund                 $95          $318          $559        $1,250
2020 Fund                 $92          $306          $538        $1,205
2015 Fund                 $89          $295          $518        $1,159
2010 Fund                 $84          $288          $508        $1,144
Maturity Fund             $81          $332          $603        $1,376
------------------------------------------------------------------------------

What are the goals, main investment strategies and related risks of the underlying Putnam funds?

Any investment carries with it some level of risk that generally reflects its potential for reward. We pursue each fund's goal by allocating its assets among underlying Putnam funds based on the fund's target date. This section summarizes the goals, main investment strategies and the main risks of the underlying Putnam funds that could adversely affect the value of a fund's shares and the total return on your investment. Additional information regarding the underlying Putnam funds' investment policies and the related risks appears below.


PUTNAM VOYAGER FUND

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES -- GROWTH STOCKS

We invest mainly in common stock of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that we believe are fast-growing and whose earnings we believe are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. We invest mainly in midsized and large companies, although we can invest in companies of any size.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.


THE PUTNAM FUND FOR GROWTH AND INCOME

GOAL

The fund seeks capital growth and current income.

MAIN INVESTMENT STRATEGIES -- VALUE STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both. Value stocks are those we believe are currently undervalued by the market. We look for companies undergoing positive change. If we are correct and other investors recognize the value of the company, the price of the stock may rise. We invest mainly in large companies.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.


PUTNAM CAPITAL OPPORTUNITIES FUND

GOAL

The fund seeks long-term growth of capital.

MAIN INVESTMENT STRATEGIES -- STOCKS

We invest mainly in common stocks of U.S. companies that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors we believe will cause the stock price to rise. We invest mainly in small and midsized companies.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform.

PUTNAM INTERNATIONAL EQUITY FUND

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES -- INTERNATIONAL STOCKS

We invest mainly in common stocks of companies outside the United States that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We also consider other factors we believe will cause the stock price to rise. Under normal circumstances, we invest at least 80% of the fund's net assets in equity investments. We invest mainly in midsized and large companies, although we can invest in companies of any size. Although we emphasize investments in developed countries, we may also invest in companies located in developing (also known as emerging) markets.

To determine whether a company is located outside of the United States, we look at the following factors: where the company's securities trade, where the company is located or organized, or where the company derives its revenues or profits.

MAIN RISKS

* The risks of investing outside the United States, such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. These risks are increased for investments in emerging markets.

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform.


PUTNAM INCOME FUND

GOAL

The fund seeks high current income consistent with what Putnam Management believes to be prudent risk.

MAIN INVESTMENT STRATEGIES -- BONDS

We invest mainly in bonds that:

* are obligations of companies and governments worldwide denominated in U.S. dollars

* are either investment-grade or below investment-grade (junk bonds) and

* have intermediate to long-term maturities (three years or longer).

MAIN RISKS

* The risk that the issuers of the fund's investments will not make, or will be perceived as unlikely to make, timely payments of interest and principal. Because the fund may invest significantly in junk bonds, it is subject to heightened credit risk. Investors should carefully consider the risks associated with a direct or indirect investment in the fund.

* The risk that movements in financial markets will adversely affect the value of the fund's investments. This risk includes interest rate risk, which means that the prices of the fund's investments are likely to fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

* The risk that, compared to other debt, mortgage-backed investments may increase in value less when interest rates decline, and decline in value more when interest rates rise.

PUTNAM MONEY MARKET FUND

GOAL

The fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.

MAIN INVESTMENT STRATEGIES -- INCOME

We invest mainly in instruments that:

* are high quality and

* have short-term maturity.

MAIN RISKS

* The risk that the effects of inflation may erode the value of your investment over time.

* The risk that the fund will not maintain a net asset value of $1.00 per share, due to events such as a deterioration in the credit quality of issuers whose securities the fund holds, or an increase in interest rates.

Although Putnam Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in such fund.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RELATED RISKS OF THE UNDERLYING PUTNAM FUNDS

This section provides additional information on the investment strategies and related risks of the underlying Putnam funds. Not every investment strategy below applies to each underlying Putnam fund.

EQUITY INVESTMENTS

We will consider, among other factors, a company's valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding to buy or sell investments for the underlying Putnam funds.

* Common stocks. Common stock represents an ownership interest in a company. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company's earnings growth is wrong, or if our judgment of how other investors will value the company's earnings growth is wrong, then the price of the company's stock may fall or not approach the value that we have placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy.

Companies we believe are undergoing positive change and whose stock we believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company's prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company's stock may fall or may not approach the value that we have placed on it.

* Small and midsized companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small and midsized companies may therefore be more vulnerable to adverse developments than those of larger companies.

FIXED-INCOME INVESTMENTS

Fixed-income securities, which typically pay an unchanging rate of interest or dividends, include bonds and other debt. Each of the underlying Putnam funds may invest in fixed-income securities. The value of a fixed-income investment may fall as a result of factors directly relating to the issuer of the security, such as decisions made by its management or a reduction in its credit rating. An investment's value may also fall because of factors affecting not just the issuer, but other issuers, such as increases in production costs. The value of an investment may also be affected by general changes in financial market conditions, such as changing interest rates or currency exchange rates.

We will consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments.

* Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument's value usually will not affect the amount of interest income paid to the fund, but will affect the value of the fund's shares. Interest rate risk is generally greater for investments with longer maturities.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

"Premium" investments offer coupon rates higher than prevailing market rates. However, they involve a greater risk of loss, because their values tend to decline over time.

For Putnam Money Market Fund, average portfolio maturity will not exceed 90 days and the fund may not hold an investment with more than 397 days remaining to maturity. These short-term investments generally have lower yields than longer-term investments.

* Credit risk. Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally have lower credit risk.

For Putnam Income Fund, we invest mostly in investment-grade investments. These are rated at least BBB or its equivalent by a nationally recognized securities rating agency, or are unrated investments we believe are of comparable quality. We may also invest in securities rated below investment grade. However, we will not invest in securities that are rated lower than B or its equivalent by each agency rating the investment, or are unrated securities that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.

Investments rated below BBB or its equivalent are known as "junk bonds." This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments will usually be more volatile and are likely to fall. A default or expected default could also make it difficult for us to sell the investments at prices approximating the values we had previously placed on them. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for us to buy or sell certain debt instruments or to establish their fair value. Credit risk is generally greater for zero coupon bonds and other investments that are issued at less than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment.

Credit ratings are based largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer's current financial condition, and does not reflect an assessment of an investment's volatility or liquidity. Although we consider credit ratings in making investment decisions, we perform our own investment analysis and do not rely only on ratings assigned by the rating agencies. Our success in achieving the fund's investment objective may depend more on our own credit analysis when we buy lower quality bonds than when we buy higher quality bonds. We may have to participate in legal proceedings or take possession of and manage assets that secure the issuer's obligations. This could increase the fund's operating expenses and decrease its net asset value.

Although investment-grade investments generally have lower credit risk, they may share some of the risks of lower-rated investments. U.S. government investments generally have the least credit risk, but are not completely free of credit risk. While some investments, such as U.S. Treasury obligations and Ginnie Mae certificates, are backed by the full faith and credit of the U.S. government, others, such as federal agency bonds, are backed only by the credit of the issuer. Mortgage-backed securities may be subject to the risk that underlying borrowers will be unable to meet their obligations.

For Putnam Money Market Fund, we buy only high quality investments. These are:

* rated in one of the two highest categories by at least two nationally recognized rating services,

* rated by one rating service in one of the service's two highest categories (if only one rating service has provided a rating), or

* unrated investments that we determine are of equivalent quality.

The credit quality of an investment may be supported or enhanced by another company or financial institution through the use of a letter of credit or similar arrangements. The main risk in investments backed by a letter of credit is that the provider of the letter of credit will not be able to fulfill its obligations to the issuer.

* Prepayment risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. They may increase the volatility of the fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

* Money market investments. These include certificates of deposit, commercial paper, U.S. government debt and repurchase agreements, corporate obligations and bankers acceptances.

For Putnam Money Market Fund, we buy bankers acceptances only if they are issued by banks with deposits in excess of $2 billion (or the foreign currency equivalent) at the close of the last calendar year. If the Trustees change this minimum deposit requirement, shareholders of Putnam Money Market Fund will be notified.

GENERAL

* Foreign investments. Foreign investments involve certain special risks, including:

* Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

* Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or export of foreign currency, and tax increases.

* Unreliable or untimely information: There may be less information publicly available about a foreign company than about most U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.

* Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.

* Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than most U.S. investments, which means we may at times be unable to sell these foreign investments at desirable prices. For the same reason, we may at times find it difficult to value the fund's foreign investments.

* Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

* Sovereign issuers: The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including the issuer's balance of payments, overall debt level, and cash flow from tax or other revenues.

* Lower yield: Common stocks of foreign companies have historically offered lower dividends than stocks of comparable U.S. companies. Foreign withholding taxes may further reduce the amount of income available to distribute to shareholders of the fund.

The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

* Derivatives. An underlying Putnam fund may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may use derivatives both for hedging and non-hedging purposes. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from our potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund's derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the statement of additional information (SAI).

* Other investments. In addition to the main investment strategies described above, an underlying Putnam fund may make other types of investments, such as investments in preferred stocks, convertible securities, asset-backed securities and investments in bank loans, which may be subject to other risks, as described in the SAI.

* Alternative strategies. Under normal market conditions, we keep an underlying Putnam fund's portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund's usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause an underlying Putnam fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The Trustees may change a fund's or an underlying Putnam fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

* Portfolio transactions and portfolio turnover rate. Transactions on stock exchanges, commodities markets and futures markets involve the payment by the underlying funds of brokerage commissions. Although the funds will not pay brokerage commissions on their portfolio transactions in the underlying Putnam fund shares, the funds will bear such costs indirectly because certain of the underlying Putnam funds pay brokerage commissions on their portfolio transactions. Additional information regarding Putnam's brokerage selection procedures is included in the SAI.

Each underlying Putnam fund paid brokerage commissions during its last fiscal year, representing the following percentage of each underlying fund's average net assets:

-------------------------------------------------------------------------
                                                              Brokerage
                                                             commissions
                                            Brokerage       (% of average
Underlying Putnam                      fund commissions ($)  net assets)
-------------------------------------------------------------------------
Putnam Voyager Fund                        $21,650,253          0.17%
-------------------------------------------------------------------------
The Putnam Fund for Growth and Income*     $17,703,945          0.10%
-------------------------------------------------------------------------
Putnam Capital Opportunities Fund           $2,098,733          0.20%
-------------------------------------------------------------------------
Putnam International Equity Fund           $15,595,367          0.24%
-------------------------------------------------------------------------
Putnam Income Fund*                           $300,184          0.01%
-------------------------------------------------------------------------
Putnam Money Market Fund*                           --            --
-------------------------------------------------------------------------

* Information is for the 2004 fiscal year.

Of the amounts in the table above, the following amounts, representing the following percentage of each underlying fund's average net assets, were paid by each underlying fund to brokers who also provided research services:

---------------------------------------------------------------------------
                                                             Commissions
                                            Commissions        paid to
                                              paid to        brokers who
                                            brokers who     also provided
                                           also provided  research services
                                             research       (% of average
Underlying Putnam fund                      services ($)     net assets)
---------------------------------------------------------------------------
Putnam Voyager Fund                         $5,150,080          0.04%
---------------------------------------------------------------------------
The Putnam Fund for Growth and Income*      $4,940,648          0.03%
---------------------------------------------------------------------------
Putnam Capital Opportunities Fund             $301,771          0.03%
---------------------------------------------------------------------------
Putnam International Equity Fund            $5,172,516          0.08%
---------------------------------------------------------------------------
Putnam Income Fund*                                 --            --
---------------------------------------------------------------------------
Putnam Money Market Fund*                           --            --
---------------------------------------------------------------------------

* Information is for the 2004 fiscal year.

Although brokerage commissions and other portfolio transaction costs are not reflected in the "Underlying Putnam Funds Fees and Expenses" ratio (as shown in the Annual Fund Operating Expenses table in the section "Fees and expenses"), they are reflected in an underlying Putnam fund's total return. Combining the brokerage commissions paid by each underlying Putnam fund during the last fiscal year (as a percentage of each underlying Putnam fund's average net assets) with each underlying Putnam fund's "Total Annual Fund Operating Expenses" ratio for class Y shares (class A shares for Putnam Money Market Fund) results in a "combined cost ratio" of the following percentage of each underlying Putnam fund's average net assets for class Y shares (class A shares for Putnam Money Market Fund) for the last fiscal year:

---------------------------------------------------------------------------
                                           Combined cost ratio as
                                            percentage of average
Underlying Putnam fund                           net assets
---------------------------------------------------------------------------
Putnam Voyager Fund                                 1.00%
---------------------------------------------------------------------------
The Putnam Fund for Growth and Income*              0.77%
---------------------------------------------------------------------------
Putnam Capital Opportunities Fund                   1.18%
---------------------------------------------------------------------------
Putnam International Equity Fund                    1.29%
---------------------------------------------------------------------------
Putnam Income Fund*                                 0.75%
---------------------------------------------------------------------------
Putnam Money Market Fund*                           0.53%
---------------------------------------------------------------------------

* Information is for the 2004 fiscal year.

Investors should exercise caution in comparing brokerage commissions and combined cost ratios for different types of funds. For example, while brokerage commissions represent one component of an underlying Putnam fund's transaction costs, they do not reflect any undisclosed amount of profit or "mark-up" included in the price paid by such fund for principal transactions (transactions directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which a fund's purchase and sale transactions change the market price for an investment (the "market impact").

Another factor in transaction costs is an underlying Putnam fund's portfolio turnover rate, which measures how frequently the fund buys and sells investments. During the past five years, each underlying Putnam fund's fiscal year portfolio turnover rate and the average turnover rate for the underlying Putnam fund's Lipper category were as follows:

Turnover Comparison
------------------------------------------------------------------------
                         2005      2004      2003      2002      2001
------------------------------------------------------------------------
Putnam Voyager Fund        93%       46%       62%       91%      140%

Lipper Large-Cap
Growth Funds Average*      85%       85%       93%       99%       96%
------------------------------------------------------------------------
The Putnam Fund for
Growth and Income         N/A**      29%       33%       30%       37%

Lipper Large-Cap
Value Funds Average*       59%       59%       77%       65%       72%
------------------------------------------------------------------------
Putnam Capital
Opportunities Fund         71%      135%       91%      120%      221%

Lipper Mid-Cap
Core Funds Average*        93%       93%       96%      141%      110%
------------------------------------------------------------------------
Putnam International
Equity Fund                75%       69%       53%       42%       74%

Lipper International
Large-Cap Core
Funds Average*             62%       62%       70%       68%       71%
------------------------------------------------------------------------
Putnam Income Fund        N/A**      441%      251%      268%      234%

Lipper Corporate Debt
A Rated Funds Average*    171%       171%      171%      154%      168%
------------------------------------------------------------------------
Putnam Money
Market Fund               N/A        N/A       N/A       N/A       N/A

Lipper Money Market
Funds Average*            N/A        N/A       N/A       N/A       N/A
------------------------------------------------------------------------

* Average portfolio turnover rate of funds viewed by Lipper Inc. as having the same investment classification or objective of each underlying Putnam fund. The Lipper category average portfolio turnover rate is calculated using the portfolio turnover rate for the fiscal year end of each fund in the respective Lipper category. Fiscal years vary across funds in the Lipper category, which may limit the comparability of each underlying Putnam fund's portfolio turnover rate to the Lipper average. Comparative data for the last fiscal year is based on information available as of June 30, 2005.

** The fund had not completed its 2005 fiscal year as of September 30, 2005.

The underlying Putnam funds may buy and sell investments relatively often. Both an underlying Putnam fund's portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions. High turnover may lead to increased costs and decreased performance and, for investors in taxable accounts, increased taxes.

Putnam Management is not permitted to consider sales of shares of a fund (or of the other Putnam funds) as a factor in the selection of broker-dealers to execute portfolio transactions for an underlying Putnam fund.

* Portfolio holdings. The SAI includes a description of the funds' policies with respect to the disclosure of their portfolio holdings.

Who manages the funds?

Each fund's Trustees oversee the general conduct of the fund's;
business. The Trustees have retained Putnam Management to be each fund's investment manager, responsible for making investment decisions for the funds and managing the funds' other affairs and business. The basis for the Trustees' approval of each fund's management contract is discussed in each fund's annual report to shareholders dated 7/31/05. Each fund pays Putnam Management a monthly management fee for these services at the annual rate of 0.05% of such fund's average net assets. Putnam Management also receives management fees from each of the underlying Putnam funds. Because the management fees paid to Putnam Management by the underlying Putnam funds vary, there may be a conflict in establishing and adjusting each fund's target percentage allocations among the underlying Putnam funds between the interests of the funds and Putnam Management's economic interest. Putnam Management's address is One Post Office Square, Boston, MA 02109.

In order to limit each fund's expenses, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses of the fund) through July 31, 2007 to the extent that expenses of the fund (exclusive of brokerage, interest, taxes, extraordinary expenses, fees and expenses of the underlying Putnam funds in which a fund invests, and payments under each fund's distribution plans) would exceed an annual rate of 0.10% of the fund's average net assets. For the purpose of determining such limitation on Putnam Management's compensation, expenses of the fund do not reflect the application of commissions or cash management credits that may reduce designated fund expenses.

* Investment management teams. Putnam Management's investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Global Asset Allocation Team manage each fund's investments. The names of all team members can be found at www.putnam.com.

The team members identified as the funds' Portfolio Leader and Portfolio Members coordinate the team's efforts related to the funds and are primarily responsible for the day-to-day management of the funds' portfolios. In addition to these individuals, the team also includes other investment professionals whose analysis, recommendations and research inform investment decisions made for the funds.

----------------------------------------------------------------------------
                  Joined                       Positions Over
Portfolio Leader    Fund   Employer            Past Five Years
----------------------------------------------------------------------------
Jeffrey Knight      2004   Putnam              Chief Investment Officer,
                           Management          Global Asset Allocation Team
                           1993 - Present      Previously, Director, Global
                                               Asset Allocation
----------------------------------------------------------------------------
                  Joined                       Positions Over
Portfolio Members   Fund   Employer            Past Five Years
----------------------------------------------------------------------------
Robert Kea          2004   Putnam              Portfolio Manager
                           Management          Previously, Quantitative
                           1989 - Present      Analyst
----------------------------------------------------------------------------
Robert Schoen       2004   Putnam              Portfolio Manager
                           Management          Previously, Quantitative
                           1997 - Present      Analyst
----------------------------------------------------------------------------

* Fund ownership. As of July 31, 2005, your fund's Portfolio Leader and Portfolio Members did not own shares of the funds. However, each of these individuals invests in one or more of the six underlying Putnam funds in which the funds invest.

* Other funds managed by the Portfolio Leader and Portfolio Members. As of the fund's fiscal year-end, Jeffrey Knight was also a Portfolio Leader of Putnam Asset Allocation Funds: Balanced, Growth and Conservative Portfolios and Putnam Income Strategies Fund and a Portfolio Member of The George Putnam Fund of Boston. Portfolio Members Robert Kea and Robert Schoen were also Portfolio Members of Putnam Asset Allocation Funds: Balanced, Growth and Conservative Portfolios and Putnam Income Strategies Fund. Jeffrey Knight, Robert Kea and Robert Schoen may also manage other accounts and variable trust funds managed by Putnam Management or an affiliate. The SAI provides additional information about other accounts managed by these individuals.

* Changes in your fund's Portfolio Leader and Portfolio Members. Your fund's Portfolio Leader and Portfolio Members did not change during the year ended July 31, 2005. After the close of the period, Bruce MacDonald left the management team.

* Investment in the funds by Putnam employees and the Trustees. As of July
  31, 2005, 5 of the 12 Trustees of the Putnam funds owned shares of at least one of the RetirementReady funds, and all of the Trustees owned shares of all six Putnam mutual funds that underlie the RetirementReady funds. The table shows the approximate value of investments in the funds and all Putnam funds as of that date by Putnam employees and the funds' Trustees, including in each case investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

----------------------------------------------------------------
                        Funds   All Putnam funds
----------------------------------------------------------------
Putnam employees   $1,258,000       $463,000,000
----------------------------------------------------------------
Trustees              $84,000        $50,000,000
----------------------------------------------------------------

The members of Putnam's Executive Board each invest in one or more of the six Putnam mutual funds that underlie the funds.

* Compensation of investment professionals. Putnam Management believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments' total incentive compensation pool that is available to Putnam Management's Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time. The portion of the incentive compensation pool available to your investment management team varies based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time on a before-tax basis.

* Consistent performance means being above median over one year.

* Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

* Superior performance (which is the largest component of Putnam
  Management's incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team's portion of the incentive compensation pool and allocating that portion to individual team members, Putnam Management retains discretion to reward or penalize teams or individuals, including each fund's Portfolio Leader and Portfolio Members, as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year is determined by Putnam Management's parent company, Marsh & McLennan Companies, Inc., and depends in large part on Putnam's profitability for the year, which is influenced by assets under management. Incentive compensation is generally paid as cash bonuses, but a portion of incentive compensation may instead be paid as grants of restricted stock, options or other forms of compensation, based on the factors described above. In addition to incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

* Regulatory matters and litigation. Putnam Management has entered into agreements with the SEC and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, Putnam Management will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to shareholders and the funds. The amount will be allocated to shareholders and funds pursuant to a plan developed by an independent consultant, and will be paid following approval of the plan by the SEC and the Massachusetts Securities Division.

The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management will bear any costs incurred by Putnam funds in connection with these lawsuits. Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the funds is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

How do the funds price their shares?

The price of each fund's shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam funds in which it invests. For a description of the circumstances under which the underlying Putnam funds use fair value pricing and the effects of using fair value pricing, please see the underlying funds' prospectuses. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange (NYSE) each day the exchange is open.

How do I buy fund shares?

All orders to purchase shares must be made through your employer's retirement plan. For more information about how to purchase shares of the fund through your employer's plan or limitations on the amount that may be purchased, please consult your employer.

Putnam Retail Management generally must receive your plan's completed buy order before the close of regular trading on the NYSE for shares to be bought at that day's offering price.

To eliminate the need for safekeeping, the fund will not issue certificates for shares.

Mutual funds must obtain and verify information that identifies investors opening new accounts. If a fund is unable to collect the required information, Putnam Investor Services may not be able to open your fund account. Investors must provide their full name, residential or business address, Social Security or tax identification number, and date of birth. Entities, such as trusts, estates, corporations and partnerships, must also provide other identifying information. Putnam Investor Services may share identifying information with third parties for the purpose of verification. If Putnam Investor Services cannot verify identifying information after opening your account, the fund reserves the right to close your account.

A fund may periodically close to new purchases of shares or refuse any order to buy shares if the fund determines that doing so would be in the best interests of the fund and its shareholders.

* Eligible purchasers. The following investors are eligible to purchase class Y shares if approved by Putnam:

* qualified retirement plans that are clients of third-party administrators (including affiliates of Putnam) that have entered into agreements with Putnam and offer institutional share class pricing (no sales charge or 12b-1 fee);

* bank trust departments and trust companies that have entered into agreements with Putnam and offer institutional share class pricing to their clients;

* corporate IRAs administered by Putnam, if another retirement plan of the sponsor is eligible to purchase class Y shares;

* college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code; and

* other Putnam funds and Putnam investment products.

Trust companies or bank trust departments that purchased class Y shares for trust accounts may transfer them to the beneficiaries of the trust accounts, who may continue to hold them or exchange them for class Y shares of other Putnam funds. Defined contribution plans (including corporate
IRAs) that purchased class Y shares under prior eligibility criteria may continue to purchase class Y shares.

* Payments to dealers. If you purchase your shares through a dealer (the term "dealer" includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan administrator and any other institution having a selling, services or any similar agreement with Putnam Retail Management or one of its affiliates), your dealer generally receives payments from Putnam Retail Management representing some or all of the sales charges and distribution (12b-1) fees, if any, shown in the tables under the heading "Fees and Expenses" at the front of this prospectus.

Putnam Retail Management and its affiliates also pay additional compensation to selected dealers in recognition of their marketing support and/or program servicing (each of which is described in more detail below). These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the fund or other Putnam funds to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amount paid by you or the fund as shown under the heading "Fees and Expenses".

The additional payments to dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that dealer, sales of a fund attributable to that dealer, or reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares), or on the basis of a negotiated lump sum payment for services provided.

Marketing support payments, which are generally available to most dealers engaging in significant sales of Putnam fund shares, are not expected, with certain limited exceptions, to exceed 0.085% of the average net assets of Putnam's retail mutual funds attributable to that dealer on an annual basis.

Program servicing payments, which are paid in some instances to third parties in connection with investments in the fund by retirement plans and other investment programs, are not expected, with certain limited exceptions, to exceed 0.15% of the total assets in the program on an annual basis.

Putnam Retail Management and its affiliates may make other payments or allow other promotional incentives to dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations. Certain dealers also receive payments in recognition of subaccounting or other services they provide to shareholders or plan participants who invest in the fund or other Putnam funds through their retirement plan. See the discussion in the SAI under the heading "Management - Investor Servicing Agent and Custodian" for more details.

You can find more details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your dealer. Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You can also ask your dealer about any payments it receives from Putnam Retail Management and its affiliates and any services your dealer provides, as well as about fees and/or commissions it charges.

How do I sell fund shares?

Subject to any restrictions imposed by your employer's plan, you can sell your shares through the plan back to the fund any day the NYSE is open. For more information about how to sell shares of the fund through your employer's plan, including any charges that the plan may impose, please consult your employer.

The fund will impose a short-term trading fee of 2.00% of the total redemption amount (calculated at market value) if you sell or exchange your shares after holding them for 5 days or less (including if you purchased the shares by exchange). The short-term trading fee is paid directly to the fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For investors in defined contribution plans administered by Putnam or a Putnam affiliate, the short-term trading fee will not apply in certain circumstances, such as redemptions to pay distributions or loans from such plans, redemptions of shares purchased directly with contributions by a plan participant or sponsor, redemptions of shares purchased in connection with loan repayments, redemptions in the event of shareholder death or post-purchase disability, redemptions made as part of a systematic withdrawal plan and redemptions from certain omnibus accounts. These exceptions may also apply to defined contribution plans administered by third parties that assess the fund's short-term trading fee. For purposes of determining whether the short-term trading fee applies, the shares that were held the longest will be redeemed first. Some financial intermediaries, retirement plan sponsors or recordkeepers that hold omnibus accounts with the fund are currently unable or unwilling to assess the fund's short-term trading fee. Some of these firms use different systems or criteria to assess fees that are currently higher than, and in some cases in addition to, the fund's short-term trading fee.

Your plan administrator must send a signed letter of instruction to Putnam Investor Services. The price you will receive is the next NAV per share calculated after the fund receives the instruction in proper form, less any applicable short-term trading fee. In order to receive that day's NAV, Putnam Investor Services must receive the instruction before the close of regular trading on the NYSE.

A fund generally sends payment for your shares the business day after your request is received. Under unusual circumstances, a fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

How do I exchange fund shares?

Subject to any restrictions your plan imposes, you can exchange your fund shares for shares of other Putnam funds offered through your employer's plan without a sales charge. Contact your plan administrator or Putnam Investor Services for more information.

The exchange privilege is not intended as a vehicle for short-term trading. In order to discourage excessive exchange activity and otherwise to promote the best interests of the fund, the fund will impose a short-term trading fee of 2.00% of the total exchange amount (calculated at market value) on exchanges of shares held for 5 days or less (including shares purchased by exchange). In the case of defined contribution plans administered by Putnam or a Putnam affiliate, the 2.00% short-term trading fee will apply to exchanges of shares purchased by exchange that are held in a plan participant's account for 5 days or less. Some financial intermediaries, retirement plan sponsors or recordkeepers that hold omnibus accounts with the fund are currently unable or unwilling to assess the fund's short-term trading fee. Some of these firms use different systems or criteria to assess fees that are currently higher than, and in some cases in addition to, the fund's short-term trading fee.

The fund also reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all share holders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds.

Policy on excessive short-term trading

* Risks of excessive short-term trading. Excessive short-term trading activity may reduce each fund's performance and harm all fund shareholders by interfering with portfolio management, increasing the fund's expenses and diluting the fund's net asset value. Depending on the size and frequency of short-term trades in the fund's shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold. The need to execute additional portfolio transactions due to these cash flows may also increase the fund's administrative costs and, for investors in taxable accounts, may increase the taxable distributions received from the funds.

To the extent a fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund's investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

To the extent a fund invests in securities that may trade infrequently or may be more difficult to value, such as lower-rated bonds and securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund's investments. In addition, the market for these securities may at times show "market momentum," in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund's shares, which will reduce the fund's performance and may dilute the interests of other shareholders. Because lower-rated bonds and securities of smaller companies may be less liquid than higher-quality bonds and securities of larger companies, respectively, an underlying Putnam fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities.

* Fund policies. In order to protect the interests of long-term shareholders of the funds, Putnam Management and each fund's Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by imposing short-term trading fees. Each underlying Putnam fund uses fair value pricing procedures to value investments under some circumstances. In addition, Putnam Management monitors activity in shareholder accounts about which it possesses the necessary information in order to detect excessive short-term trading patterns and takes steps to deter excessive short-term traders.

Putnam Management and each fund reserve the right to reject or restrict purchases or exchanges for any reason. Putnam Management or the fund may determine that an investor's trading activity is excessive or otherwise potentially harmful based on various factors, including an investor's or financial intermediary's trading history in the fund, other Putnam funds or other investment products, and may aggregate activity in multiple accounts under common ownership or control. If the fund identifies an investor or intermediary as a potential excessive trader, it may, among other things, impose limitations on the amount, number, manner, or frequency of future purchases or exchanges or temporarily or permanently bar the investor or intermediary from investing in the fund or other Putnam funds. Each fund may take these steps in its discretion even if the investor's activity may not have been detected by the fund's current monitoring parameters.

* Limitations on the fund's policies. There is no guarantee that a fund will be able to detect excessive short-term trading in all accounts. For example, Putnam Management currently does not have access to sufficient information to identify each investor's trading history, and in certain circumstances there are operational or technological constraints on its ability to enforce the fund's policies. In addition, even when Putnam Management has sufficient information, its detection methods may not capture all excessive short-term trading.

In particular, many purchase, redemption and exchange orders are received from financial intermediaries that hold omnibus accounts with the funds. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators. The fund is generally not able to identify trading by a particular beneficial owner within an omnibus account, which makes it difficult or impossible to determine if a particular shareholder is engaging in excessive short-term trading. Putnam Management monitors aggregate cash flows in omnibus accounts on an ongoing basis. If high cash flows or other information indicate that excessive short-term trading may be taking place, Putnam Management will contact the financial intermediary, plan sponsor or recordkeeper that maintains accounts for the underlying beneficial owner and attempt to identify and remedy any excessive trading. However, a fund's ability to monitor and deter excessive short-term traders in omnibus accounts ultimately depends on the capabilities and cooperation of these third-party financial firms. Each fund's policies on exchanges may also be modified for accounts held by certain retirement plans to conform to plan exchange limits or Department of Labor requirements. A financial intermediary or plan sponsor may impose different or additional limits on short-term trading.

* Blackout periods for Putnam employees. Putnam Investments imposes blackout periods on investments in the Putnam funds (other than money market funds) by its employees and certain family members. Employees of Putnam Investments and covered family members may not make a purchase followed by a sale, or a sale followed by a purchase, in any non-money market Putnam fund within any 90-calendar day period. Members of Putnam Management's Investment Division, certain senior executives, and certain other employees with access to investment information, as well as their covered family members, are subject to a blackout period of one year. These blackout periods are subject to limited exceptions.

Fund distributions and taxes

Each fund normally distributes any net investment income and any net realized capital gains annually, except for the Maturity Fund, which normally distributes any net investment income monthly and any net realized capital gains annually.

The terms of your employer's plan will govern how your employer's plan may receive distributions from the fund. Generally, periodic distributions from the fund to your employer's plan are reinvested in additional fund shares, although your employer's plan may permit you to receive fund distributions from net investment income in cash while reinvesting capital gains distributions in additional shares or to receive all fund distributions in cash. If you do not select another option, all distributions will be reinvested in additional fund shares.

Generally, for federal income tax purposes, fund distributions are taxable as ordinary income, except that any properly designated distributions of long-term capital gains will be taxed as such regardless of how long you have held your shares. However, distributions by the fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the fund) from such a plan.

A fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund's return on those investments would be decreased.

You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Financial highlights

The financial highlights tables are intended to help you understand the fund's recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in each fund, assuming reinvestment of all dividends and distributions. This information has been derived from the fund's financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund's financial statements are included in the fund's annual report to shareholders, which is available upon request.




Financial highlights
(For a common share outstanding throughout the period)

CLASS Y
---------------------------------------------------------------------------------------------------------------------------
                                                                                                   LESS
                                                                                                   DISTRI-
                                        INVESTMENT OPERATIONS                                      BUTIONS
---------------------------------------------------------------------------------------------------------------------------
                                        Net                            Net
                                        Asset            Net           Realized and
                                        Value,           Investment    Unrealized    Total from    From Net      Net Asset
                                        Beginning        Income        Gain on       Investment    Investment    Value, End
Period ended                            of Period        (Loss)(a)     Investments   Operations    Income        of Period
---------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady
2050 Fund
July 31, 2005**                         $50.00           $0.03         $4.35         $4.38            --         $54.38
---------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady
2045 Fund
July 31, 2005***                         68.76            0.46          8.26          8.72         (0.60)         76.88
---------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady
2040 Fund
July 31, 2005***                         68.61            0.50          8.10          8.60         (0.54)         76.67
---------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady
2035 Fund
July 31, 2005***                         67.76            0.56          7.52          8.08         (0.47)         75.37
---------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady
2030 Fund
July 31, 2005***                         66.78            0.57          6.99          7.56         (0.44)         73.90
---------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady
2025 Fund
July 31, 2005***                         65.87            0.63          6.42          7.05         (0.42)         72.50
---------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady
2020 Fund
July 31, 2005***                         64.69            0.68          5.52          6.20         (0.35)         70.54
---------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady
2015 Fund
July 31, 2005***                         62.71            0.77          4.30          5.07         (0.30)         67.48
---------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady
2010 Fund
July 31, 2005***                         59.18            0.86          2.54          3.40         (0.23)         62.35
---------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady
Maturity Fund
July 31, 2005***                         56.08            0.89          1.53          2.42         (0.85)         57.65
---------------------------------------------------------------------------------------------------------------------------



Financial highlights
(For a common share outstanding throughout the period)

CLASS Y
---------------------------------------------------------------------------------------------------------------------------


                                                                             RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
                                         Total                                                Ratio of Net
                                         Investment                          Ratio of         Investment
                                         Return at         Net Assets,       Expenses         Income (Loss)
                                         Net Asset         End of Period     to Average Net   to Average        Portfolio
Period ended                             Value (%)(b)      (in thousands)    Assets (%)(c)(d) Net Assets (%)(d) Turnover (%)
---------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady
2050 Fund
July 31, 2005**                           8.76*              $134            0.03*            0.05*             24.76*
---------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady
2045 Fund
July 31, 2005***                         12.72*             7,926            0.07*            0.63*              42.17*
---------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady
2040 Fund
July 31, 2005***                         12.58*             8,983            0.07*            0.68*              39.79*
---------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady
2035 Fund
July 31, 2005***                         11.96*            20,730            0.07*            0.77*              36.45*
---------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady
2030 Fund
July 31, 2005***                         11.35*            37,340            0.07*            0.81*              34.59*
---------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady
2025 Fund
July 31, 2005***                         10.72*            60,668            0.07*            0.90*              25.48*
---------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady
2020 Fund
July 31, 2005***                          9.60*            66,682            0.07*            1.01*              30.16*
---------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady
2015 Fund
July 31, 2005***                          8.10*            84,103            0.07*            1.18*              26.37*
---------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady
2010 Fund
July 31, 2005***                          5.76*            44,492            0.07*            1.42*              33.53*
---------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady
Maturity Fund
July 31, 2005***                          4.34*            21,787            0.07*            1.56*              41.89*
---------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

 ** For the period May 2, 2005 (commencement of operations) to July 31,
    2005.

*** For the period November 1, 2004 (commencement of operations) to July
    31, 2005.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return does not reflect the effect of sales charges.

(c) Expense ratios do not include expenses of the underlying funds.

(d) Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the period ended July 31, 2005 reflect a reduction of the following based on each fund's average net assets.

    Putnam RetirementReady 2050 Fund         12.75%
    Putnam RetirementReady 2045 Fund          0.57%
    Putnam RetirementReady 2040 Fund          0.40%
    Putnam RetirementReady 2035 Fund          0.20%
    Putnam RetirementReady 2030 Fund          0.13%
    Putnam RetirementReady 2025 Fund          0.08%
    Putnam RetirementReady 2020 Fund          0.07%
    Putnam RetirementReady 2015 Fund          0.06%
    Putnam RetirementReady 2010 Fund          0.09%
    Putnam RetirementReady Maturity Fund      0.28%


For more information
about Putnam
RetirementReady Funds

The funds' SAI and annual and semi-annual reports to shareholders include additional information about the funds. The SAI, and the independent registered public accounting firm's report and the financial statements included in each fund's most recent annual report to its shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. Each fund's annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam's website at www.putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about a fund, including its SAI, at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about a fund on the EDGAR Database on the Commission's website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the fund's file number.


Communications from Putnam other than the prospectus and related supplements are provided in the English language.


PUTNAM INVESTMENTS

             One Post Office Square
             Boston, Massachusetts 02109
             1-800-752-9894

             Address correspondence to
             Putnam Investor Services
             P.O. Box 9740
             Providence, Rhode Island 02940-9740

             www.putnam.com

DY097S 229817 11/05   File No. 811-21598